Geographic Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2018 USD ($) Segment	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($) Segment	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 167,044	$ 125,543	$ 322,852	$ 239,041	$ 518,504	$ 381,459	$ 250,481
Total property and equipment	60,415		$ 60,415		$ 63,019	63,679
Number of operating segments | Segment			1		1
Number of reportable segments | Segment			1
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	138,543	104,242	$ 268,357	200,587	$ 428,551	316,309	211,559
Total property and equipment	49,499		49,499		51,023	55,283
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	28,501	$ 21,301	54,495	$ 38,454	89,953	65,150	$ 38,922
Total property and equipment	$ 10,916		$ 10,916		$ 11,996	$ 8,396